Significant accounting policies (Details) € in Thousands		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€) reporting_unit	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014	Jul. 31, 2015 m²
Significant Accounting Policies [Line Items]
Ownership percentage by noncontrolling owners							31.70%
Amortization of intangible assets	[1]				€ 3,220		€ 13,857	€ 30,030
Restricted cash		€ 2,700	€ 2,700	€ 2,700	2,700	€ 2,700	900
Restricted cash, noncurrent		2,600	€ 2,600	€ 2,600	2,600	2,600
Land rent expense					1,700
Number of reporting units			3	3
Number of operating segments | segment				3
Advertising spend					884,685		623,452	€ 432,173
Prepaid advertising		€ 12,577	€ 12,577	€ 12,577	12,577	€ 12,577	€ 5,303
Minimum
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Maximum
Significant Accounting Policies [Line Items]
Property and equipment useful life		5 years
Intangible asset, useful life		7 years
Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Software Enhancement Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Stock Option | Minimum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year					2 years	2 years	1 year
Stock Option | Maximum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years					3 years	3 years	3 years
Expedia | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage						36.00%	36.00%	39.00%
Expedia | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage						47.00%	31.00%
Priceline.com | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage						44.00%	43.00%	27.00%
Priceline.com | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage						28.00%	48.00%
Düsseldorf, Germany | Office building
Significant Accounting Policies [Line Items]
Lease area | m²										26,107
Acquired technology
Significant Accounting Policies [Line Items]
Amortization of intangible assets					59		€ 3,750	€ 19,927
Internal use software and website development costs
Significant Accounting Policies [Line Items]
Amortization of intangible assets					€ 1,742		€ 1,410	€ 475

[1]	Year ended December 31, 201520162017Acquired technology included in amortization of intangible assets19,9273,75059Internal use software and website development costs included in technology and content4751,4101,742Internal use software included in general and administrative ——408